CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                      CG VARIABLE ANNUITY SEPARATE ACCOUNT
                    SUPPLEMENT, DATED AUGUST 6, 2001, TO THE
        AIM/CIGNA HERITAGE VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 2001

The purpose of this supplement is to correct a printing error in the above-referenced prospectus for the AIM/CIGNA Heritage Variable Annuity contract ("Contract") offered by Connecticut General Life Insurance Company. Please read this supplement carefully and retain it for future reference. This supplement is not valid unless it is accompanied by a current prospectus for the Contract. The terms we use in this supplement have the same meanings as in the prospectus for the Contract.


Page 8: Replace the first sentence under the heading Death of Owner with the following:

If the Owner dies before the Annuity Date, the Company will pay the Death Benefit to the Beneficiary upon receipt of due proof of the death of the Owner in accordance with the "Payment of Death Benefit" provision in the Contract.


Page 20: Replace the first paragraph under the heading Death Benefits with the following:

Death Benefit. If the Owner dies before the Annuity Date, the Company will pay the Death Benefit to the Beneficiary upon receipt of due proof of the death of the Owner in accordance with the "Payment of Death Benefit" provision in the Contract. If there is no designated Beneficiary living on the date of death of the Owner, the Company will pay the Death Benefit, upon receipt of due proof of the death of both the Owner and the designated Beneficiary, in one sum to the estate of the Owner.


Page 29: Replace the first sentence under the heading Death of Owner with the following:

Death Benefit. If the Owner dies before the Annuity Date, the Company will pay the Death Benefit to the Beneficiary upon receipt of due proof of the death of the Owner in accordance with the "Payment of Death Benefit" provision in the Contract. If there is no designated Beneficiary living on the date of death of the Owner, the Company will pay the Death Benefit, upon receipt of due proof of the death of both the Owner and the designated Beneficiary, in one sum to the estate of the Owner.